Fees Summary	Jun. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,915,500.00
Previously Paid Amount
Total Fee Amount	9,019.96
Total Offset Amount
Net Fee	$ 9,019.96